Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Guarantee on loans sold or serviced with credit recourse
Credit Recourse Agreements Reserve Table [Text Block]
	Years ended December 31,
(In thousands)	2019	2018
Balance as of beginning of period	$56,230	$58,820
Provision for recourse liability	2,122	12,200
Net charge-offs	(23,490)	(14,790)
Balance as of end of period	$34,862	$56,230

Banco Popular de Puerto Rico | Guarantee on loans sold or serviced with representation and warranties
Indemnifications and Representations and Warranties Table [Text Block]
	Years ended December 31,
(In thousands)	2019	2018
Balance as of beginning of period	$10,837	$11,742
Provision (reversal) for representation and warranties	(5,020)	78
Net charge-offs	(75)	(983)
Settlements paid	(2,530)	-
Balance as of end of period	$3,212	$10,837